Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables
Trade receivables

11Trade receivables

The trade receivables include the following:

	As of December 31,
in 000€	2022	2021	2020
Trade receivables	51,443	42,814	32,346
Allowance for doubtful accounts	(400)	(1,273)	(1,475)
Total	51,043	41,541	30,871

Trade receivables are non-interest bearing and are generally on payment terms of 30 to 90 days.

As of December 31, 2022, trade receivables of an initial value of K€400 (2021: K€1,273; 2020: K€1,475) were considered to be not probable of recovery, based on the expected credit loss analysis. Impairment is accounted for under the other operating expenses. See below for changes in the impairment of receivables.

in 000€
At January 1, 2020	(1,532)
Addition	(852)
Usage	301
Reversal	608
At December 31, 2020	(1,475)
Addition	(689)
Usage	259
Reversal	632
At December 31, 2021	(1,273)
Addition	(517)
Usage	483
Reversal	906
At December 31, 2022	(400)